Warrants (Details)				12 Months Ended
	Jan. 30, 2022 $ / shares shares	Oct. 15, 2021 USD ($) shares	Aug. 10, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) d $ / shares	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 27, 2021 $ / shares
Disclosure of classes of share capital [line items]
Fair market value of warrants (in dollars per share)				$ 3.57
Warrants, term				5 years
Exercise price of warrants (in dollars per share)	$ 11.5
Redemption price of warrants (in dollars per share)	$ 0.1						$ 0.1
Number of warrants exercised (in shares) | shares	9,678	100
Proceeds from exercise of warrants | $		$ 1,150		$ 1,150
Exercise of warrants (in shares) | shares		100
Warrants | $				82,109,334	$ 0
Fair value adjustment of warrants | $				$ (33,809,634)
Public Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)				$ 11.5
Redemption price of warrants (in dollars per share)				$ 0.01
Warrants outstanding, threshold trading days | d				20
Warrants outstanding, threshold consecutive trading days | d				30
Redemption price of warrants after maximum stock price trigger (in dollars per share)				$ 0.1
Public Warrant | Minimum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				10
Public Warrant | Maximum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				18
Private Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)				11.5
Private Warrant | Minimum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				10
Private Warrant | Maximum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				$ 18
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares			23,000,000
Fair market value of warrants (in dollars per share)			$ 2.1
Warrant liability | $			$ 48,299,987
Peridot Acquisition Corp. | Public Warrant
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares			15,000,000
Peridot Acquisition Corp. | Private Warrant
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares			8,000,000